Consolidated subsidiaries, associates - Schedule of Consolidated Structured Entities (Detail)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about consolidated structured entities [line items]
Country Of Incorporation		Luxembourg Law
BRAZIL
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		PanAmSat Sistemas de Com. DTH do Brasil Ltda
PERU
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat Peru S.A.C.
ROMANIA
Disclosure of information about consolidated structured entities [line items]
Proportion Of Ownership Interest In Subsidiary And Associates				100.00%
Name Of Consolidated Method				Full
UNITED STATES
Disclosure of information about consolidated structured entities [line items]
Proportion Of Ownership Interest In Subsidiary And Associates				100.00%
Name Of Consolidated Method				Full
Al Maisan Satellite Communication Company L.L.C. [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion Of Ownership Interest In Subsidiary And Associates				35.00%
Name Of Consolidated Method				Full
Al Maisan Satellite Communication Company L.L.C. [Member] | UKRAINE
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Al Maisan Satellite Communication Company L.L.C.
Country Of Incorporation		UA
Proportion Of Ownership Interest In Subsidiary And Associates		35.00%	35.00%
Name Of Consolidated Method		Full	Full
Societe Europene des Satellites Telecom. de Argentina S.A. [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion Of Ownership Interest In Subsidiary And Associates				100.00%
Name Of Consolidated Method				Full
Societe Europene des Satellites Telecom. de Argentina S.A. [Member] | ARGENTINA
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Societé Européene des Satellites Telecom. de Argentina S.A.
Country Of Incorporation		AR
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%
Name Of Consolidated Method		Full	Full
O3b Teleport Services (Australia) Pty [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion Of Ownership Interest In Subsidiary And Associates				100.00%
Name Of Consolidated Method				Full
O3b Teleport Services (Australia) Pty [Member] | AUSTRALIA
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		O3b Teleport Services (Australia) Pty
Country Of Incorporation		AU
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%
Name Of Consolidated Method		Full	Full
Intelsat Asia Pty. Ltd. [Member] | AUSTRALIA
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat Asia Pty. Ltd.
Country Of Incorporation		AU
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Intelsat Inflight Pty. Limited [Member] | AUSTRALIA
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat Inflight Pty. Limited
Country Of Incorporation		AU
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Redu Space Services S.A. [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion Of Ownership Interest In Subsidiary And Associates				100.00%
Name Of Consolidated Method				Full
Redu Space Services S.A. [Member] | BELGIUM
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Redu Space Services S.A.
Country Of Incorporation		BE
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%
Name Of Consolidated Method		Full	Full
Redu Operations Services S.A. [Member] | BELGIUM
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Redu Operations Services S.A.
Country Of Incorporation	[1]	BE
Proportion Of Ownership Interest In Subsidiary And Associates	[1]	0.00%	100.00%	100.00%
Name Of Consolidated Method	[1]	—	Full	Full
Satellite Ventures (Bermuda) Limited. [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion Of Ownership Interest In Subsidiary And Associates				100.00%
Name Of Consolidated Method				Full
Satellite Ventures (Bermuda) Limited. [Member] | BERMUDA
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Satellite Ventures (Bermuda) Limited
Country Of Incorporation		BM
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%
Name Of Consolidated Method		Full	Full
Intelsat Finance Bermuda Limited. [Member] | BERMUDA
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat Finance Bermuda Limited
Country Of Incorporation		BM
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
SES Telecomunicacoes do Brasil Ltda [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion Of Ownership Interest In Subsidiary And Associates				100.00%
Name Of Consolidated Method				Full
SES Telecomunicacoes do Brasil Ltda [Member] | BRAZIL
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		SES Telecomunicações do Brasil Ltda
Country Of Incorporation		BR
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%
Name Of Consolidated Method		Full	Full
SES Satelites Directo Ltda [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion Of Ownership Interest In Subsidiary And Associates				100.00%
Name Of Consolidated Method				Full
SES Satelites Directo Ltda [Member] | BRAZIL
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		SES Satelites Directo Ltda.
Country Of Incorporation		BR
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%
Name Of Consolidated Method		Full	Full
SES DTH do Brasil Ltda. [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion Of Ownership Interest In Subsidiary And Associates				100.00%
Name Of Consolidated Method				Full
SES DTH do Brasil Ltda. [Member] | BRAZIL
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		SES DTH do Brasil Ltda.
Country Of Incorporation		BR
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%
Name Of Consolidated Method		Full	Full
New Skies Satellites Ltda [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion Of Ownership Interest In Subsidiary And Associates				100.00%
Name Of Consolidated Method				Full
New Skies Satellites Ltda [Member] | BRAZIL
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		New Skies Satellites Ltda
Country Of Incorporation		BR
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%
Name Of Consolidated Method		Full	Full
Intelsat Brasil Ltda. [Member] | BRAZIL
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat Brasil Ltda.
Country Of Incorporation		BR
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Intelsat Brasil Servicos de Telecomicacao Ltda. [Member] | BRAZIL
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat Brasil Servicos de Telecomicacao Ltda.
Country Of Incorporation		BR
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Intelsat Inflight Brasil Telecommunicacoes Ltda [Member] | BRAZIL
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat Inflight Brasil Telecommunicacoes Ltda
Country Of Incorporation		BR
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Intelsat Inflight Brasil Participacoes Ltda [Member] | BRAZIL
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat Inflight Brasil Participacoes Ltda
Country Of Incorporation		BR
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
North American Satellite Ventures, Inc. [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion Of Ownership Interest In Subsidiary And Associates				100.00%
Name Of Consolidated Method				Full
North American Satellite Ventures, Inc. [Member] | CANADA
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		North American Satellite Ventures, Inc.
Country Of Incorporation		CA
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%
Name Of Consolidated Method		Full	Full
Intelsat Inflight Canada ULC [Member] | CANADA
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat Inflight Canada ULC
Country Of Incorporation		CA
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Intelsat Canada ULC [Member] | CANADA
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat Canada ULC
Country Of Incorporation		CA
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Intelsat Inflight Switzerland GmbH [Member] | SWITZERLAND
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat Inflight Switzerland GmbH
Country Of Incorporation		CH
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
SES Telecomunicaciones de Chile SpA [Member] | CHILE
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		SES Telecomunicaciones de Chile SpA
Country Of Incorporation		CL
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%	100.00%
Name Of Consolidated Method		Full	Full	Full
Intelsat Inflight Chile SpA [Member] | CHILE
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat Inflight Chile SpA
Country Of Incorporation		CL
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Intelsat Asia (Hong Kong) Limited [Member] | CHINA
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat Asia (Hong Kong) Limited
Country Of Incorporation		CN
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Intelsat Inflight HK Limited [Member] | CHINA
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat Inflight HK Limited
Country Of Incorporation		CN
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Intelsat Inflight (Shanghai) Limited [Member] | CHINA
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat Inflight (Shanghai) Limited
Country Of Incorporation		CN
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
SES Telecomunicacoes de Colombia SAS [Member] | COLOMBIA
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		SES Telecomunicações de Colombia S.A.S.
Country Of Incorporation		CO
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%	100.00%
Name Of Consolidated Method		Full	Full	Full
Intelsat Inflight Colombia S.A.S. [Member] | COLOMBIA
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat Inflight Colombia S.A.S.
Country Of Incorporation		CO
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
SES Germany GmbH [Member] | GERMANY
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		SES Germany GmbH
Country Of Incorporation		DE
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%	100.00%
Name Of Consolidated Method		Full	Full	Full
HD PLUS GmbH [Member] | GERMANY
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		HD PLUS GmbH
Country Of Incorporation		DE
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%	100.00%
Name Of Consolidated Method		Full	Full	Full
SES Media Solutions GmbH [Member] | GERMANY
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		SES Media Solutions GmbH
Country Of Incorporation		DE
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%	100.00%
Name Of Consolidated Method		Full	Full	Full
Intelsat Kommunikations GmbH [Member] | GERMANY
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat Kommunikations GmbH
Country Of Incorporation		DE
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
EuropStar Gesellschaft fr Satellitenkommunikation GmbH [Member] | GERMANY
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Europ*Star Gesellschaft für Satellitenkommunikation GmbH
Country Of Incorporation		DE
Proportion Of Ownership Interest In Subsidiary And Associates		51.00%
Name Of Consolidated Method		Full
Intelsat Inflight Germany GmbH [Member] | GERMANY
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat Inflight Germany GmbH
Country Of Incorporation		DE
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Intelsat Inflight Ecuador S.A.S. [Member] | ECUADOR
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat Inflight Ecuador S.A.S.
Country Of Incorporation		EC
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
SES Satélites Ibérica, S.L. [Member] | SPAIN
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		SES Satélites Ibérica, S.L.
Country Of Incorporation		ES
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%	100.00%
Name Of Consolidated Method		Full	Full	Full
ASTRA France S.A. [Member] | FRANCE
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		ASTRA France S.A.
Country Of Incorporation		FR
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%	100.00%
Name Of Consolidated Method		Full	Full	Full
Intelsat France S.A.S. [Member] | FRANCE
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat France S.A.S.
Country Of Incorporation		FR
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Intelsat Inflight France S.A.S. [Member] | FRANCE
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat Inflight France S.A.S.
Country Of Incorporation		FR
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Astra (GB) Limited [Member] | UNITED KINGDOM
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Astra (GB) Limited
Country Of Incorporation		GB
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%	100.00%
Name Of Consolidated Method		Full	Full	Full
SES Defence UK Limited [Member] | UNITED KINGDOM
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		SES Defence UK Limited
Country Of Incorporation		GB
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%	100.00%
Name Of Consolidated Method		Full	Full	Full
Intelsat Global Sales and Marketing Limited [Member] | UNITED KINGDOM
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat Global Sales and Marketing Limited
Country Of Incorporation		GB
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Intelsat UK Financial Services Limited [Member] | UNITED KINGDOM
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat UK Financial Services Limited
Country Of Incorporation		GB
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
PanAmSat Satellite Europe Limited | UNITED KINGDOM
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		PanAmSat Satellite Europe Limited
Country Of Incorporation		GB
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Intelsat Inflight UK Limited [Member] | UNITED KINGDOM
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat Inflight UK Limited
Country Of Incorporation		GB
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
SES HD Plus Ghana Limited [Member] | GHANA
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		SES HD Plus Ghana Limited
Country Of Incorporation		GH
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%	100.00%
Name Of Consolidated Method		Full	Full	Full
SES Satellites (Gibraltar) Limited [Member] | GIBRALTAR
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		SES Satellites (Gibraltar) Limited
Country Of Incorporation		GI
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%	100.00%
Name Of Consolidated Method		Full	Full	Full
Intelsat Subsidiary (Gibraltar) Limited [Member] | GIBRALTAR
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat Subsidiary (Gibraltar) Limited
Country Of Incorporation		GI
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
PT MX1 SmartCast Indonesia [Membre] | INDONESIA
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		PT MX1 SmartCast Indonesia
Country Of Incorporation		ID
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%	100.00%
Name Of Consolidated Method		Full	Full	Full
MX1 Limited | ISRAEL
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		MX1 Limited
Country Of Incorporation		IL
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%	100.00%
Name Of Consolidated Method		Full	Full	Full
Intelsat Israel Limited [Member] | ISRAEL
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat Israel Limited
Country Of Incorporation		IL
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
SES Satellites India Private Limited [Member] | INDIA
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		SES Satellites India Private Limited
Country Of Incorporation		IN
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%	100.00%
Name Of Consolidated Method		Full	Full	Full
Orbitconnect India Private Limited [Member] | INDIA
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Orbitconnect India Private Limited
Country Of Incorporation		IN
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%	100.00%
Name Of Consolidated Method		Full	Full	Full
Jio Space Technology Limited [Member] | INDIA
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Jio Space Technology Limited
Country Of Incorporation		IN
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%	100.00%
Name Of Consolidated Method		Full	Full	Full
SES Global technology Services India Private Limited [Member] | INDIA
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		SES Global Technology Services India Private Limited
Country Of Incorporation		IN
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%	100.00%
Name Of Consolidated Method		Full	Full	Full
Intelsat India Private Limited [Member] | INDIA
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat India Private Limited
Country Of Incorporation		IN
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Intelsat Inflight India LLP [Member]
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat Inflight India LLP
Intelsat Inflight India LLP [Member] | INDIA
Disclosure of information about consolidated structured entities [line items]
Country Of Incorporation		IN
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
O3b Limited | JERSEY
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		O3b Limited
Country Of Incorporation	[1]	JE
Proportion Of Ownership Interest In Subsidiary And Associates	[1]	0.00%	100.00%	100.00%
Name Of Consolidated Method	[1]	—	Full	Full
Intelsat Inflight Godo-Kaisha [Member] | JAPAN
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat Inflight Godo-Kaisha
Country Of Incorporation		JP
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Intelsat Satellite Communications Limited [Member] | KENYA
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat Satellite Communications Limited
Country Of Incorporation		KE
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
SES Eurasia Limited Liability Partnership [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion Of Ownership Interest In Subsidiary And Associates				100.00%
Name Of Consolidated Method				Full
SES Eurasia Limited Liability Partnership [Member] | KAZAKHSTAN
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		SES Eurasia Limited Liability Partnership
Country Of Incorporation		KZ
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%
Name Of Consolidated Method		Full	Full
SES Satellite Services SIA [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion Of Ownership Interest In Subsidiary And Associates				100.00%
Name Of Consolidated Method				Full
SES Satellite Services SIA [Member] | LATVIA
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		SES Satellite Services SIA
Country Of Incorporation		LV
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%
Name Of Consolidated Method		Full	Full
SES S.A. [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion Of Ownership Interest In Subsidiary And Associates				100.00%
Name Of Consolidated Method				Full
SES S.A. [Member] | LUXEMBOURG
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		SES S.A.
Country Of Incorporation		LU
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%
Name Of Consolidated Method		Full	Full
SES Astra S.A. [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion Of Ownership Interest In Subsidiary And Associates				100.00%
Name Of Consolidated Method				Full
SES Astra S.A. [Member] | LUXEMBOURG
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		SES Astra S.A.
Country Of Incorporation		LU
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%
Name Of Consolidated Method		Full	Full
SES ASTRA Services Europe S.à r.l. [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion Of Ownership Interest In Subsidiary And Associates				100.00%
Name Of Consolidated Method				Full
SES ASTRA Services Europe S.à r.l. [Member] | LUXEMBOURG
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		SES ASTRA Services Europe S.à r.l.
Country Of Incorporation		LU
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%
Name Of Consolidated Method		Full	Full
SES Asia S.à r.l. [Member]
Disclosure of information about consolidated structured entities [line items]
Country Of Incorporation	[1]	LU
Proportion Of Ownership Interest In Subsidiary And Associates	[1]	0.00%	100.00%	100.00%
Name Of Consolidated Method	[1]	—	Full	Full
SES Asia S.à r.l. [Member] | LUXEMBOURG
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		SES Asia S.à r.l.
SES Latin America S.A. [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion Of Ownership Interest In Subsidiary And Associates				100.00%
Name Of Consolidated Method				Full
SES Latin America S.A. [Member] | LUXEMBOURG
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		SES Latin America S.A.
Country Of Incorporation		LU
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%
Name Of Consolidated Method		Full	Full
SES Engineering (Luxembourg) S.à r.l. [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion Of Ownership Interest In Subsidiary And Associates				100.00%
Name Of Consolidated Method				Full
SES Engineering (Luxembourg) S.à r.l. [Member] | LUXEMBOURG
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		SES Engineering (Luxembourg) S.à r.l.
Country Of Incorporation		LU
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%
Name Of Consolidated Method		Full	Full
SES Insurance International (Luxembourg) S.A. [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion Of Ownership Interest In Subsidiary And Associates				100.00%
Name Of Consolidated Method				Full
SES Insurance International (Luxembourg) S.A. [Member] | LUXEMBOURG
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		SES Insurance International (Luxembourg) S.A.
Country Of Incorporation		LU
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%
Name Of Consolidated Method		Full	Full
SES Insurance International Re (Luxembourg) S.A. [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion Of Ownership Interest In Subsidiary And Associates				100.00%
Name Of Consolidated Method				Full
SES Insurance International Re (Luxembourg) S.A. [Member] | LUXEMBOURG
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		SES Insurance International Re (Luxembourg) S.A.
Country Of Incorporation		LU
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%
Name Of Consolidated Method		Full	Full
SES Networks Lux S.à r.l. [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion Of Ownership Interest In Subsidiary And Associates				100.00%
Name Of Consolidated Method				Full
SES Networks Lux S.à r.l. [Member] | LUXEMBOURG
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		SES Networks Lux S.à r.l.
Country Of Incorporation		LU
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%
Name Of Consolidated Method		Full	Full
LuxGovSat S.A. [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion Of Ownership Interest In Subsidiary And Associates				50.00%
Name Of Consolidated Method				Full
LuxGovSat S.A. [Member] | LUXEMBOURG
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		LuxGovSat S.A.
Country Of Incorporation		LU
Proportion Of Ownership Interest In Subsidiary And Associates		50.00%	50.00%
Name Of Consolidated Method		Full	Full
SES mPOWER S.à r.l. [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion Of Ownership Interest In Subsidiary And Associates				100.00%
Name Of Consolidated Method				Full
SES mPOWER S.à r.l. [Member] | LUXEMBOURG
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		SES mPOWER S.à r.l.
Country Of Incorporation		LU
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%
Name Of Consolidated Method		Full	Full
SES Networks Satellites S.à r.l. [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion Of Ownership Interest In Subsidiary And Associates				100.00%
Name Of Consolidated Method				Full
SES Networks Satellites S.à r.l. [Member] | LUXEMBOURG
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		SES Networks Satellites S.à r.l.
Country Of Incorporation		LU
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%
Name Of Consolidated Method		Full	Full
SES LU Satellite Holdings S.à r.l. [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion Of Ownership Interest In Subsidiary And Associates				100.00%
Name Of Consolidated Method				Full
SES LU Satellite Holdings S.à r.l. [Member] | LUXEMBOURG
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		SES LU Satellite Holdings S.à r.l.
Country Of Incorporation		LU
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%
Name Of Consolidated Method		Full	Full
Luxembourg Space Sector Dev. General Partner S.à r.l [Member] | LUXEMBOURG
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Luxembourg Space Sector Dev. General Partner S.à r.l
Country Of Incorporation		LU
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%	100.00%
Name Of Consolidated Method		Full	Full	Full
Luxembourg Space Sector Development SCSp [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion Of Ownership Interest In Subsidiary And Associates				100.00%
Name Of Consolidated Method				Full
Luxembourg Space Sector Development SCSp [Member] | LUXEMBOURG
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Luxembourg Space Sector Development SCSp
Country Of Incorporation		LU
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%
Name Of Consolidated Method		Full	Full
SES LU US Holdings S.à r.l. [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion Of Ownership Interest In Subsidiary And Associates				100.00%
Name Of Consolidated Method				Full
SES LU US Holdings S.à r.l. [Member] | LUXEMBOURG
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		SES LU US Holdings S.à r.l.
Country Of Incorporation		LU
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%
Name Of Consolidated Method		Full	Full
SES Astra 1P S.à r.l. [Membe]
Disclosure of information about consolidated structured entities [line items]
Proportion Of Ownership Interest In Subsidiary And Associates				100.00%
Name Of Consolidated Method				Full
SES Astra 1P S.à r.l. [Membe] | LUXEMBOURG
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		SES Astra 1P S.à r.l.
Country Of Incorporation		LU
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%
Name Of Consolidated Method		Full	Full
SES Satellites Ventures S.à r.l. [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion Of Ownership Interest In Subsidiary And Associates				100.00%
Name Of Consolidated Method				Full
SES Satellites Ventures S.à r.l. [Member] | LUXEMBOURG
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		SES Satellites Ventures S.à r.l.
Country Of Incorporation		LU
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%
Name Of Consolidated Method		Full	Full
Intelsat Holdings S.à r.l. [Member] | LUXEMBOURG
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat Holdings S.à r.l.
Country Of Incorporation		LU
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Intelsat Jackson Holdings S.A. [Member} | LUXEMBOURG
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat Jackson Holdings S.A.
Country Of Incorporation		LU
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Intelsat Align S.à r.l. [Member] | LUXEMBOURG
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat Align S.à r.l.
Country Of Incorporation		LU
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Intelsat Ventures S.à r.l. [Member] | LUXEMBOURG
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat Ventures S.à r.l.
Country Of Incorporation		LU
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Quetzsat Directo, S. de R.L. de CV [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion Of Ownership Interest In Subsidiary And Associates				100.00%
Name Of Consolidated Method				Full
Quetzsat Directo, S. de R.L. de CV [Member] | MEXICO
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Quetzsat Directo, S. de R.L. de CV
Country Of Incorporation		MX
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%
Name Of Consolidated Method		Full	Full
Satelites Globales S. de R.L. de C.V. [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion Of Ownership Interest In Subsidiary And Associates				100.00%
Name Of Consolidated Method				Full
Satelites Globales S. de R.L. de C.V. [Member] | MEXICO
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Satelites Globales S. de R.L. de C.V.
Country Of Incorporation		MX
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%
Name Of Consolidated Method		Full	Full
Quetzsat, S. de R.L. de C.V. [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion Of Ownership Interest In Subsidiary And Associates				100.00%
Name Of Consolidated Method				Full
Quetzsat, S. de R.L. de C.V. [Member] | MEXICO
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Quetzsat, S. de R.L. de C.V.
Country Of Incorporation		MX
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%
Name Of Consolidated Method		Full	Full
SES Mexico S. de R.L. de C.V. [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion Of Ownership Interest In Subsidiary And Associates				100.00%
Name Of Consolidated Method				Full
SES Mexico S. de R.L. de C.V. [Member] | MEXICO
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		SES Mexico S. de R.L. de C.V.
Country Of Incorporation		MX
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%
Name Of Consolidated Method		Full	Full
PanAmSat de Mexico S de RL de C.V. [Member] | MEXICO
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		PanAmSat de Mexico S de RL de C.V.
Country Of Incorporation		MX
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
New Skies Satellites Australia Pty Ltd [Member]
Disclosure of information about consolidated structured entities [line items]
Country Of Incorporation		MX
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
New Skies Satellites Australia Pty Ltd [Member] | MEXICO
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		WP COM S de RL de CV
SES Services Romania S.R.L. [Member] | ROMANIA
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		SES Services Romania S.R.L.
Country Of Incorporation		RO
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%
Name Of Consolidated Method		Full	Full
SES Space and Defense, Inc. [Member] | UNITED STATES
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		SES Space and Defense, Inc.
Country Of Incorporation		US
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%
Name Of Consolidated Method		Full	Full
Intelsat International Systems LLC [Member] | UNITED STATES
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat International Systems LLC
Country Of Incorporation		US
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Intelsat Aviation HoldCo LLC [Member] | UNITED STATES
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat Aviation HoldCo LLC
Country Of Incorporation		US
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Intelsat Aviation AcquisitionCo LLC [Member] | UNITED STATES
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat Aviation AcquisitionCo LLC
Country Of Incorporation		US
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Intelsat Alliance LP [Member] | UNITED STATES
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat Alliance LP
Country Of Incorporation		US
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Horizons Satellite Holdings LLC [Member] | UNITED STATES
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Horizons Satellite Holdings LLC
Country Of Incorporation		US
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Horizons-1 Satellite LLC [Member] | UNITED STATES
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Horizons-1 Satellite LLC
Country Of Incorporation		US
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Horizons-2 Satellite LLC [Member] | UNITED STATES
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Horizons-2 Satellite LLC
Country Of Incorporation		US
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Intelsat Horizons3 LLC [Member] | UNITED STATES
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat Horizons-3 LLC
Country Of Incorporation		US
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Horizons-3 License LLC [Member] | UNITED STATES
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Horizons-3 License LLC
Country Of Incorporation		US
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Intelsat Inflight LLC [Member] | UNITED STATES
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat Inflight LLC
Country Of Incorporation		US
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Intelsat Inflight Licenses LLC [Member] | UNITED STATES
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat Inflight Licenses LLC
Country Of Incorporation		US
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Intelsat Inflight International Holdings LLC [Member] | UNITED STATES
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat Inflight International Holdings LLC
Country Of Incorporation		US
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Intelsat Asia Carrier Services, LLC [Member] | UNITED STATES
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat Asia Carrier Services LLC
Country Of Incorporation		US
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Intelsat License Holdings LLC [Member] | UNITED STATES
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat License Holdings LLC
Country Of Incorporation		US
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
PanAmSat India LLC [Member] | UNITED STATES
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		PanAmSat India LLC
Country Of Incorporation		US
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
PanAmSat India Marketing, L.L.C. [Member] | UNITED STATES
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		PanAmSat India Marketing LLC
Country Of Incorporation		US
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
SES Astra Africa Proprietary Limited [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion Of Ownership Interest In Subsidiary And Associates				100.00%
Name Of Consolidated Method				Full
SES Astra Africa Proprietary Limited [Member] | SOUTH AFRICA
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		SES Astra Africa (Proprietary) Limited
Country Of Incorporation		ZA
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%
Name Of Consolidated Method		Full	Full
Intelsat Africa (Proprietary) Limited [Member] | SOUTH AFRICA
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat Africa (Proprietary) Limited
Country Of Incorporation		ZA
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Intelsat Inflight Mexico, S. de R.L. de C.V. [Member] | MEXICO
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat Inflight Mexico, S. de R.L. de C.V.
Country Of Incorporation		MX
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Intelsat Peru S A C [Member] | PERU
Disclosure of information about consolidated structured entities [line items]
Country Of Incorporation		PE
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
SES Satellites Nigeria Ltd [Member] | NIGERIA
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		SES Satellites Nigeria Ltd.
Country Of Incorporation		NG
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%	100.00%
Name Of Consolidated Method		Full	Full	Full
SES Holdings Netherlands BV [Member] | NETHERLANDS
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		SES Holdings (Netherlands) BV
Country Of Incorporation		NL
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%	100.00%
Name Of Consolidated Method		Full	Full	Full
SES Engineering (Netherlands) BV [Member] | NETHERLANDS
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		SES Engineering (Netherlands) BV
Country Of Incorporation		NL
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%	100.00%
Name Of Consolidated Method		Full	Full	Full
New Skies Satellites BV [Member] | NETHERLANDS
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		New Skies Satellites BV
Country Of Incorporation		NL
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%	100.00%
Name Of Consolidated Method		Full	Full	Full
New Skies Satellites Mar BV [Member] | NETHERLANDS
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		New Skies Satellites Mar BV
Country Of Incorporation		NL
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%	100.00%
Name Of Consolidated Method		Full	Full	Full
New Skies Satellites Argentina BV [Member] | NETHERLANDS
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		New Skies Satellites Argentina BV
Country Of Incorporation		NL
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%	100.00%
Name Of Consolidated Method		Full	Full	Full
New Skies Satellites Licensee BV [Member] | NETHERLANDS
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		New Skies Satellites Licensee BV
Country Of Incorporation		NL
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%	100.00%
Name Of Consolidated Method		Full	Full	Full
SES New Skies Marketing BV [Member] | NETHERLANDS
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		SES New Skies Marketing BV
Country Of Incorporation		NL
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%	100.00%
Name Of Consolidated Method		Full	Full	Full
Intelsat Inflight Netherlands BV [Member] | NETHERLANDS
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat Inflight Netherlands BV
Country Of Incorporation		NL
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
SES Satelites Panama S. de R. L. [Member] | PANAMA
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		SES Satelites Panama S. de R. L.
Country Of Incorporation	[2]	PA
Proportion Of Ownership Interest In Subsidiary And Associates	[2]	100.00%	0.00%	0.00%
Name Of Consolidated Method	[2]	Full	—	—
O3b Teleport Services Peru S.A.C. [Member] | PERU
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		O3b Teleport Services (Peru) S.A.C.
Country Of Incorporation		PE
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%	100.00%
Name Of Consolidated Method		Full	Full	Full
O3b Teleport Services (Peru) S.A.C. [Member] | PORTUGAL
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		O3b Services (Portugal) Ltda.
Country Of Incorporation		PO
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%	100.00%
Name Of Consolidated Method		Full	Full	Full
SES Astra AB [Member] | SWEDEN
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		SES Astra AB
Country Of Incorporation		SE
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%	100.00%
Name Of Consolidated Method		Full	Full	Full
SES World Skies Singapore Pte Limited [Member] | SINGAPORE
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		SES World Skies Singapore Pte Limited
Country Of Incorporation		SG
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%	100.00%
Name Of Consolidated Method		Full	Full	Full
Intelsat Singapore Pte Limited [Member] | SINGAPORE
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat Singapore Pte. Limited
Country Of Incorporation		SG
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Intelsat Inflight SG Pte Limited [Member] | SINGAPORE
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat Inflight SG Pte. Limited
Country Of Incorporation		SG
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Intelsat Senegal Sarl [Member] | SENEGAL
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat Senegal Sarl
Country Of Incorporation		SN
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
SES Sirius Ukrainia [Member] | UKRAINE
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		SES Sirius Ukrainia
Country Of Incorporation		UA
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%	100.00%
Name Of Consolidated Method		Full	Full	Full
SES 5G Customer Services LLC [Member] | UNITED STATES
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		SES 5G Customer Services, LLC
Country Of Incorporation	[3]	US
Proportion Of Ownership Interest In Subsidiary And Associates	[3]	100.00%	100.00%	100.00%
Name Of Consolidated Method	[3]	Full	Full	Full
SES US Satellite Holdings LLC [Member] | UNITED STATES
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		SES US Satellite Holdings, LLC
Country Of Incorporation	[3]	US
Proportion Of Ownership Interest In Subsidiary And Associates	[3]	100.00%	100.00%	100.00%
Name Of Consolidated Method	[3]	Full	Full	Full
SES Americom Inc. [Member] | UNITED STATES
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		SES Americom Inc.
Country Of Incorporation		US
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%	100.00%
Name Of Consolidated Method		Full	Full	Full
SES Satellites International [Member] | UNITED STATES
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		SES Satellites International1
Country Of Incorporation		US
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%	100.00%
Name Of Consolidated Method		Full	Full	Full
SES Americom (Asia 1A) LLC [Member] | UNITED STATES
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		SES Americom (Asia 1A) LLC1
Country Of Incorporation		US
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%	100.00%
Name Of Consolidated Method		Full	Full	Full
Americom Asia Pacific LLC [Member] | UNITED STATES
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Americom Asia Pacific LLC
Country Of Incorporation		US
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%	100.00%
Name Of Consolidated Method		Full	Full	Full
O3b Networks USA LLC [Member] | UNITED STATES
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		O3b Networks USA LLC
Country Of Incorporation		US
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%	100.00%
Name Of Consolidated Method		Full	Full	Full
Global Enterprise Solutions, Inc. | UNITED STATES
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Global Enterprise Solutions, Inc.
Country Of Incorporation		US
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%	100.00%
Name Of Consolidated Method		Full	Full	Full
SES SD Mission Partners, Inc. [Member] | UNITED STATES
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		SES SD Mission Partners, Inc.
Country Of Incorporation		US
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%	100.00%	100.00%
Name Of Consolidated Method		Full	Full	Full
Intelsat Holdings LLC [Member] | UNITED STATES
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat Holdings LLC
Country Of Incorporation		US
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Intelsat Satellite LLC [Member] | UNITED STATES
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat Satellite LLC
Country Of Incorporation		US
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Intelsat License LLC [Member] | UNITED STATES
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat License LLC
Country Of Incorporation		US
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Intelsat Invoice Services LLC [Member] | UNITED STATES
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat Invoice Services LLC
Country Of Incorporation		US
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Intelsat US LLC [Member] | UNITED STATES
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat US LLC
Country Of Incorporation		US
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Intelsat General Communications LLC [Member] | UNITED STATES
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat General Communications LLC
Country Of Incorporation		US
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Horizons-3 Satellite LLC [Member] | UNITED STATES
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Horizons-3 Satellite LLC
Country Of Incorporation		US
Proportion Of Ownership Interest In Subsidiary And Associates		50.00%
Name Of Consolidated Method		Equity
Horizons-4 Satellite LLC [Member] | UNITED STATES
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Horizons-4 Satellite LLC
Country Of Incorporation		US
Proportion Of Ownership Interest In Subsidiary And Associates		50.00%
Name Of Consolidated Method		Equity
Mountainside Teleport LLC [Member] | UNITED STATES
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Mountainside Teleport LLC
Country Of Incorporation		US
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Intelsat Clearinghouse LLC [Member] | UNITED STATES
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat Clearinghouse LLC
Country Of Incorporation		US
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Intelsat US 2 LLC [Member] | UNITED STATES
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat US 2 LLC
Country Of Incorporation		US
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Intelsat International Employment LLC [Member] | UNITED STATES
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat International Employment LLC
Country Of Incorporation		US
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
PanAmSat Europe Corporation [Member] | UNITED STATES
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		PanAmSat Europe Corporation
Country Of Incorporation		US
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Intelsat Service and Equipment LLC [Member] | UNITED STATES
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat Service and Equipment LLC
Country Of Incorporation		US
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Southern Satellite LLC [Member] | UNITED STATES
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Southern Satellite LLC
Country Of Incorporation		US
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Southern Satellite Licensee LLC [Member] | UNITED STATES
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Southern Satellite Licensee LLC
Country Of Incorporation		US
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
PanAmSat International Sales, LLC [Member] | UNITED STATES
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		PanAmSat International Sales LLC
Country Of Incorporation		US
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
PanAmSat International Holdings LLC [Member] | UNITED STATES
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		PanAmSat International Holdings LLC
Country Of Incorporation		US
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Intelsat Genesis GP LLC [Member] | UNITED STATES
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat Genesis GP LLC
Country Of Incorporation		US
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Intelsat Genesis Inc [Member] | UNITED STATES
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat Genesis Inc.
Country Of Incorporation		US
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Intelsat US Finance LLC [Member] | UNITED STATES
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat US Finance LLC
Country Of Incorporation		US
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
Intelsat Aviation TopCo LLC [Member] | UNITED STATES
Disclosure of information about consolidated structured entities [line items]
Description Of Entities Name		Intelsat Aviation TopCo LLC
Country Of Incorporation		US
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full
PanAmSat Sistemas de Com DTH do Brasil Ltda [Member] | BRAZIL
Disclosure of information about consolidated structured entities [line items]
Country Of Incorporation		BR
Proportion Of Ownership Interest In Subsidiary And Associates		100.00%
Name Of Consolidated Method		Full

[1]	Entity sold, merged, or liquidated in 2025.
[2]	SES Eurasia LLP was incorporated on 6 January 2025.
[3]	Entity sold, merged or liquidated after the reporting date.